SUPPLEMENT DATED JUNE 28, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2021 OR APRIL 29, 2022,

EACH AS AMENDED AND RESTATED MAY 2, 2022,

AND AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Global Opportunistic Equity Fund

Morningstar Alternatives Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2021 (with respect to all Funds except Morningstar Global Opportunistic Equity Fund) and April 29, 2022 (with respect to Morningstar Global Opportunistic Equity Fund), each as amended and restated May 2, 2022, and as amended to date, and should be read in conjunction with such SAI.

Trustee Change to the Funds

I.

On June 22, 2022, Timothy A. Reese was elected as trustee to the Board of Trustees of the Trust. As a result, the following is added to the “Trustees and Executive Officers – Independent Trustees of the Trust” table in the SAI.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Timothy A. Reese (1964)	Trustee	Since June 2022	CEO of Pennsylvania Municipal Retirement System since November 2020; CEO of Forge Intellectual Capital, LLC since October 2008; State Treasurer/CEO Commonwealth of Pennsylvania Treasury Department from 2015 to 2017	9	Ben Franklin Technology Partners of Southeastern Pennsylvania since 2019; Radius Global Solutions, LLC since 2021; Innovate Capital, LLC since 2021

II.	Additionally, the following is added to the “Trustees and Executive Officers – Trustees’ Qualifications and Experience” section of the SAI.

Mr. Reese has served as a trustee of the Trust since June 2022. The board believes that Mr. Reese’s financial and management experience, including his experience as the Chief Executive Officer of the Pennsylvania Municipal Retirement System and his experience as a director of a technology-based economic development program benefits the Funds.

Please retain this supplement for future reference.